Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Line Items]
Rent expenses	$ 14,000	$ 11,400	$ 9,600
Minimum [Member]
Operating Leases [Line Items]
Operating lease term	10 years
Maximum [Member]
Operating Leases [Line Items]
Operating lease term	15 years